Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities, Noncurrent [Abstract]
Post-retirement and post-employment benefit liability	CAD 1,628	CAD 1,541
Pension benefit liability	900	952
Environmental liabilities	177	185
Due to related parties	26	10
Asset retirement obligations	9	9
Long-term accounts payable and other liabilities	25	17
Total	CAD 2,765	CAD 2,714